Note 4 - Credit Facility (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended
	Apr. 26, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 21, 2008
Line of Credit Facility, Maximum Borrowing Capacity	$ 1.0			$ 3.5
Debt Instrument, Basis Spread on Variable Rate	1.75%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	3.25%
Line of Credit Facility, Amount Outstanding		$ 0	$ 0